Document and Entity Information	Nov. 09, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2023
Entity Registrant Name	SURF AIR MOBILITY INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41759
Entity Tax Identification Number	36-5025592
Entity Address Address Line 1	12111 S. Crenshaw Blvd.
Entity Address City Or Town	Hawthorne
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90250
City Area Code	424
Local Phone Number	332-5480
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	SRFM
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001936224